Disclosure of financial instruments and management of financial risks - Additional information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial instruments and management of financial risks
Exchange rate | $ / €	1.1050	1.0666
Net exposure	€ 72,015	€ 77,649	$ 79,576	$ 82,822
Pre-tax loss if EUR weakened	€ (8,002)	€ (8,628)
Percentage of EUR weakened	10.00%	10.00%
Post-tax loss if EUR weakened	€ (5,644)	€ (6,085)
Percentage of EUR strengthened	10.00%
Pre-tax loss if EUR strengthened	€ 6,547	7,059
Post-tax loss if EUR strengthened	€ 4,617	4,978
Percentage of Interest higher	1.00%
Net loss before tax	€ 4,025	€ 4,959